PFS FFUNDS 480 North Magnolia Avenue, Suite 103 El Cajon, California 92020

(619) 588-9700 November 19, 2010

VIA EDGAR ========== Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549

RE: Post-Effective Amendment No. 19 (the “Amendment”) to the Registration Statement of PFS Funds (the “Trust”) under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 19 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) on Form N-1A with respect to the Turquoise Select Opportunity Fund (the “Fund”) (File Nos. 333-94671 and 811-09781)

Ladies and Gentlemen:

Pursuant to the 1933 Act, as amended, Rule 485(a) of the Regulation C thereunder and Rule 8b-16 under the 1940 Act, transmitted herewith on behalf of the Trust is the Amendment. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The Amendment is being filed for the purpose of adding a new series portfolio, the Turquoise Select Opportunity Fund (the “Fund”), to the Trust. The Amendment contains the prospectus and statement of additional information of the Fund.

We look forward to receiving your comments. If you have any questions concerning the foregoing, please contact John H. Lively at the address written below or via phone at (913) 660-0778.

Sincerely,

/s/ Jeffrey R. Provence Secretary and Treasurer

cc: John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law Group 2041 W. 141st Terrace, Suite 119 Leawood, KS 66224